Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory Current	Inventory consists of the following as of December 31:
	2013	2012
Processed materials	$986,674	$986,674
Total inventories	$986,674	$986,674